FINANCIAL RISK MANAGEMENT (Details 13) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity securities at 10 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 64,947
Equity securities at 25 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 162,368
Equity securities at 30 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 194,841
Participation in Mutual Funds at 10 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 25,687
Participation in Mutual Funds at 25 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 64,219
Participation in Mutual Funds at 30 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 77,062
Restricted mutual funds at 10 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 40,735
Restricted mutual funds at 25 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 101,838
Restricted mutual funds at 30 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 122,205
Participation in RAL funds at 10 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 44,504
Participation in RAL funds at 25 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 111,260
Participation in RAL funds at 30 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 133,512
Investment funds at 10 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 32,346
Investment funds at 25 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 80,864
Investment funds at 30 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 97,037
Hedge Funds at 10 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 4,434
Hedge Funds at 25 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 11,084
Hedge Funds at 30 percent change [Member] | Measured at fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 13,301
Market price change risk [Member] | Equity securities at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 76,559
Market price change risk [Member] | Equity securities at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 191,399
Market price change risk [Member] | Equity securities at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 229,678
Market price change risk [Member] | Participation in Mutual Funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 40,957
Market price change risk [Member] | Participation in Mutual Funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 102,392
Market price change risk [Member] | Participation in Mutual Funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 122,870
Market price change risk [Member] | Restricted mutual funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 41,670
Market price change risk [Member] | Restricted mutual funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 104,174
Market price change risk [Member] | Restricted mutual funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 125,009
Market price change risk [Member] | Participation in RAL funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 52,741
Market price change risk [Member] | Participation in RAL funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 131,851
Market price change risk [Member] | Participation in RAL funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 158,222
Market price change risk [Member] | Investment funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 5,962
Market price change risk [Member] | Investment funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 14,905
Market price change risk [Member] | Investment funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 17,886
Market price change risk [Member] | Hedge Funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 106
Market price change risk [Member] | Hedge Funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 266
Market price change risk [Member] | Hedge Funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price		30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price		S/ 319